Net Interest Income	12 Months Ended
Dec. 31, 2021
Interest Revenue (Expense), Net [Abstract]
Net Interest Income
28. Net Interest Income
Details of interest income, interest expense, and net interest income for the years ended December 31, 2019, 2020 and 2021, are as follows:

	2019		2020		2021
	(In millions of Korean won)
Interest income
Due from financial institutions measured at fair value through profit or loss	￦	2,685	￦	649	￦	1,723
Securities measured at fair value through profit or loss		668,377		647,840		579,128
Loans measured at fair value through profit or loss		33,001		10,876		9,537
Securities measured at fair value through other comprehensive income		774,864		719,434		784,980
Loans measured at fair value through other comprehensive income		14,708		7,899		4,618
Due from financial institutions measured at amortized cost		150,635		92,155		66,375
Securities measured at amortized cost		599,519		627,201		765,656
Loans measured at amortized cost		12,247,493		12,177,822		12,745,780
Others		147,905		201,871		253,081

		14,639,187		14,485,747		15,210,878

Interest expense
Deposits		3,481,121		2,916,794		2,218,556
Borrowings		596,425		572,946		510,385
Debentures		1,240,566		1,186,310		1,169,708
Others		124,288		87,423		82,657

		5,442,400		4,763,473		3,981,306

Net interest income	￦	9,196,787	￦	9,722,274	￦	11,229,572

Interest income recognized on impaired loans is ￦ 54,033 million, ￦ 56,606 million and ￦ 52,638 million for the years ended December 31, 2019, 2020 and 2021, respectively.